Rights of Use - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and others	€ (728)	€ 30
Exclusion of companies		121
Telefónica de Costa Rica TC, S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and others		127
Telefonía Celular de Nicaragua, S.A. | Telefonía Celular de Nicaragua, S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Exclusion of companies		74
Telefónica Móviles Panamá, S.A. | Telefónica Móviles Panamá, S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Exclusion of companies		47
Telefónica México
Disclosure of quantitative information about right-of-use assets [line items]
Increase (decrease) in amortization, right-of-use assets	110	€ 13
Telefónica United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and others	645
Telxius Group
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and others	€ 555